SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
Schedule of revenue and non-current assets based on geographical information

	Revenue for the
	year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Bulgaria	871	966	912
Canada	8,724	382	361
Czech	3,197	3,548	4,103
Germany	27	—	—
Greece	8,748	1,650	1,613
Japan	37,757	37,887	41,140
PRC	—	—	29
Spain	379	421	329
USA	3,797	6,681	4,914
Uruguay	2,425	5,198	11,268
	65,925	56,733	64,669

The Group’s revenue disaggregated by pattern of revenue recognition and primary geographical markets is as follows:

	Revenue for the
	year ended December 31, 2018
	EPC services solar energy
	system sales	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Bulgaria	—	—	—	912	912
Canada	177	1	143	40	361
Czech	—	—	4,103	—	4,103
Greece	—	—	—	1,613	1,613
Japan	—	—	40,925	215	41,140
PRC	—	—	29	—	29
Spain	—	—	329	—	329
USA	21	—	4,822	71	4,914
Uruguay	—	—	11,087	181	11,268
	198	1	61,438	3,032	64,669

	Revenue for the
	year ended December 31, 2017
	EPC services solar energy
	system sales	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Bulgaria	—	—	—	966	966
Canada	256	—	126	—	382
Czech	—	—	3,548	—	3,548
Greece	—	—	146	1,504	1,650
Japan	—	—	37,671	216	37,887
Spain	—	—	421	—	421
USA	29	—	6,647	5	6,681
Uruguay	—	—	5,056	142	5,198
	285	—	53,615	2,833	56,733

	Non-current assets
	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Bulgaria	92	79
Canada	1,956	1,707
Chile	3,164	5,545
Czech	15,127	13,791
Greece	109	94
Japan	234,398	180,794
PRC	268	1,134
Spain	6,446	545
USA	45,137	42,563
Uruguay	106,877	110,628
	413,574	356,880

Schedule of revenue from customers

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Customer A	10,504	13,056	14,079
Customer B	10,861	11,684	11,774
Customer C	8,164	9,912	10,996
Customer D	7,103	*	10,269

*The corresponding revenue does not contribute over 10% of the total revenue of the Group in the respective periods.